ORGANIZATION - Summary of Company's Subsidiaries and VIE (Details)	12 Months Ended
Dec. 31, 2025
Summary of Company's Subsidiaries and VIE
Place of incorporation	E9
GreenVolt Innovations HK Limited
Summary of Company's Subsidiaries and VIE
Date of incorporation	Jan. 27, 2025
Place of incorporation	K3
Percentage of legal ownership by the Company	100.00%
Principal activities	Engaged in group managerial activities and Bitcoin mining
AutoCango Limited
Summary of Company's Subsidiaries and VIE
Date of incorporation	Apr. 25, 2025
Place of incorporation	K3
Percentage of legal ownership by the Company	100.00%
Principal activities	Engaged in international automobile trading transactions
NEW ENERGY INNOVATION PTE LTD
Summary of Company's Subsidiaries and VIE
Date of incorporation	Nov. 29, 2024
Place of incorporation	U0
Percentage of legal ownership by the Company	100.00%
Principal activities	Engaged in group managerial activities
GreenVolt Innovations Limited
Summary of Company's Subsidiaries and VIE
Date of incorporation	May 24, 2024
Place of incorporation	D8
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
GreenVolt Innovations LLC
Summary of Company's Subsidiaries and VIE
Date of incorporation	Nov. 08, 2024
Place of incorporation	X1
Percentage of legal ownership by the Company	100.00%
Principal activities	Bitcoin mining operations
Green Volt Innovations AA1 Limited
Summary of Company's Subsidiaries and VIE
Date of incorporation	Feb. 25, 2025
Place of incorporation	D8
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Green Volt Innovations AA1 LLC
Summary of Company's Subsidiaries and VIE
Date of incorporation	Mar. 04, 2025
Place of incorporation	X1
Percentage of legal ownership by the Company	100.00%
Principal activities	Bitcoin mining operations
Green Volt Innovations AA2 Limited
Summary of Company's Subsidiaries and VIE
Date of incorporation	Feb. 25, 2025
Place of incorporation	D8
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Green Volt Innovations AA2 LLC
Summary of Company's Subsidiaries and VIE
Date of incorporation	Mar. 04, 2025
Place of incorporation	X1
Percentage of legal ownership by the Company	100.00%
Principal activities	Bitcoin mining operations
GreenVolt Innovations CA Limited
Summary of Company's Subsidiaries and VIE
Date of incorporation	Jan. 08, 2025
Place of incorporation	D8
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
GREENVOLT INNOVATIONS CANADA LIMITED
Summary of Company's Subsidiaries and VIE
Date of incorporation	Jan. 28, 2025
Place of incorporation	Z4
Percentage of legal ownership by the Company	100.00%
Principal activities	Bitcoin mining operations
GreenVolt Innovations ET Limited
Summary of Company's Subsidiaries and VIE
Date of incorporation	Jan. 08, 2025
Place of incorporation	D8
Percentage of legal ownership by the Company	100.00%
Principal activities	Bitcoin mining operations
GreenVolt Technology LLC
Summary of Company's Subsidiaries and VIE
Date of incorporation	May 29, 2025
Place of incorporation	X1
Percentage of legal ownership by the Company	100.00%
Principal activities	For potential strategic acquisition
EcoHash LLC
Summary of Company's Subsidiaries and VIE
Date of incorporation	Jun. 04, 2025
Place of incorporation	X1
Percentage of legal ownership by the Company	100.00%
Principal activities	Group managerial activities
GreenVolt Innovations RP Limited
Summary of Company's Subsidiaries and VIE
Date of incorporation	Jan. 08, 2025
Place of incorporation	D8
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Green Volt Innovations OM Limited
Summary of Company's Subsidiaries and VIE
Date of incorporation	Feb. 25, 2025
Place of incorporation	D8
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
GreenVolt Pilot OM Limited
Summary of Company's Subsidiaries and VIE
Date of incorporation	Sep. 30, 2025
Place of incorporation	D8
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
EcoHash Technology LLC
Summary of Company's Subsidiaries and VIE
Date of incorporation	Aug. 25, 2025
Place of incorporation	X1
Percentage of legal ownership by the Company	100.00%
Principal activities	For AI strategic business